Segment information (Details Textual)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Major Customers [Member]
Sales Revenue Percentage	10.00%	10.00%	10.00%
Geographical Disclosures [Member]
Sales Revenue Percentage	10.00%	10.00%	10.00%